NOTES PAYABLE – CONVERTIBLE	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Notes Payable Convertible
NOTES PAYABLE – CONVERTIBLE

NOTE 5 – NOTES PAYABLE – CONVERTIBLE

Convertible Notes payable, net of the related debt discounts, totaled $0 and $10,000 on September 30, 2021, and December 31, 2020, respectively.

On August 3, 2020, the Company issued an unsecured convertible promissory note to an investor in exchange for $10,000 bearing an interest rate of 18% per annum and payable in 6 months. The note included provisions which allowed the holder to convert the unpaid principal balance of the note into restricted common stock, of the Company at the conversion rate equal to the per share cash price paid for the shares by any third-party investor(s) with total proceeds to the Company of not less than $500,000 provided, however, in no event shall the conversion price ever be less than $0.01 per share. On February 16, 2021, the $10,000 note was paid along with accrued interest in the amount of $1,007.

Interest expense for the Company’s convertible notes payable for the three and nine months ended September 30, 2021, was $0 and $161, respectively, compared to $184,182 and $460,787 to the three and nine months ended September 30, 2020.

Accrued interest for the Company’s convertible notes payable on September 30, 2021, and December 31, 2020 was $0 and $760, respectively, and is included in accrued expenses on the condensed consolidated balance sheets.

NOTE 5 – NOTES PAYABLE – CONVERTIBLE

Notes payable – convertible totaled $10,000 and $453,991 at December 31, 2020 and December 31, 2019, respectively.

On October 22, 2015, the Company issued an unsecured promissory note in the principal amount of $300,000 to PDQ Auctions, LLC. The note bears interest at an annual rate of 7% and was originally payable on or before October 22, 2017 (subsequently extended until May 2021), unless the note was converted or prepaid prior to the maturity date. Subject to certain limitations, the note may be converted at any time, at the option of the holder, into shares of the Company’s common stock at a conversion price of $0.35 per share, subject to adjustment. In the event the Company issues any new or additional promissory notes that pay an interest rate that exceeds 7% per annum (subsequently increased to 10% and then to 15%), then the holder shall be entitled to request an increase in the interest rate payable on the note to an amount equal to the rate being paid on the new or additional notes. The conversion of the note may be limited if, upon conversion, the holder thereof would beneficially own more than 4.9% of the Company’s common stock. The note may be prepaid at the option of the Company commencing 190 days after the issuance of the note. On May 2, 2018, the Company secured a three-year extension of the convertible note in return for (1) a $5,000 per month payment applicable to current interest and principal beginning on April 22, 2018, and (2) the issuance of 274,575 new, restricted common shares. The shares were issued on June 13, 2018. On August 3, 2020, the Company negotiated with the noteholder to agree to convert the remaining principal balance of $258,524 and accrued interest of $102,176, at a conversion price of $0.175 per share, for 2,061,143 restricted common shares. The conversion resulted in a loss on extinguishment of debt in the amount of $121,607.

On October 10, 2019, the Company entered into a Securities Purchase Agreement with Labrys Fund, LP (the investor) pursuant to which the investor purchased a 15% Convertible Promissory Note from the Company. Unless there is a specific event of default or the note remains unpaid by April 16, 2020 (the maturity date), then the investor shall have the ability to convert the principal and interest under the note into shares of the Company's common stock. If the note is not repaid prior to the maturity date, the per share conversion price into which the principal amount and interest under the note may be converted is equal to the lesser of (i) 60% multiplied by the lowest trade price of the common stock during the 25 consecutive trading days ending on the latest complete trading day prior to the date of issuance of the note, and (ii) 60% multiplied by the lowest market price of the common stock during the 25 trading day period ending on the latest complete trading day prior to the conversion date. Pursuant to the Securities Purchase Agreement, the Company agreed to issue and sell to the investor the note, in the principal amount of $338,000. The Company received net proceeds from the note of $300,000 after an original issue discount of $33,800 and a reduction for investor’s legal counsel fees of $4,200. Additionally, the Company issued 1,300,000 shares of common stock to the investor as a commitment fee (the returnable shares) which was valued at $0.10 per share and recorded as an offset to the principal amount. The returnable shares must be returned to the Company in the event the note is fully paid and satisfied prior to the maturity date. On April 13, 2020, the Company repaid its remaining obligation under the Securities Purchase Agreement and related 15% Convertible Promissory Note with Labrys Fund, LP. The Company paid $262,389 in full satisfaction of the note. This amount included $24,389 accrued interest. On April 16, 2020, the investor returned the originally issued 1,300,000 shares of common stock that was issued as a commitment fee. Additionally, the transfer agent released the reserve of 21,666,666 shares of common stock in the name of the Investor for issuance upon conversion.

On March 5, 2020, the Company issued a convertible promissory note to an accredited investor in exchange for $50,000 bearing an interest rate of 10% per annum and payable in nine months. After June 5, 2020, the holder may convert the unpaid principal and interest balance of the note into shares of common stock, par value $0.001 per share, at the conversion rate equal to 80% of the closing price on June 5, 2020 per share. At the time of conversion, the Company shall immediately also issue a five-year warrant to the holder to purchase an amount of warrants equal to the $50,000 divided by the conversion price of shares of common stock of the Company. The exercise price for such warrants shall be 3 times the conversion price. In addition, the warrants shall have an option whereby the Company can require the exercise of the warrants if the trading price is at or above the warrant price times 190% for 20 consecutive trading days. The conversion price was determined to be $0.132. A debt discount of $50,000 was recorded on the note payable at resolution of the contingent beneficial conversion feature. The noteholder converted the promissory note of $50,000 and accrued interest of $1,908 on July 21, 2020 in exchange for 393,246 restricted common shares and 126,263 five-year warrants with an exercise price of $0.396 per share.

On April 13, 2020, the Company entered into several convertible promissory notes. The Company issued convertible notes payable in exchange for $100,000 bearing an interest rate of 12% per annum and payable in six months. At the option of the holders, the principal and accrued interest may be converted to shares of common stock at a conversion rate of $0.092 per share. At the time of conversion, the Company shall immediately also issue an equal amount of five-year warrants to purchase common stock of the Company, at an exercise price of $0.312 per share. The warrants shall have an option whereby the Company can require the exercise of the warrants if the trading price is at or above $0.69 per share for 20 consecutive trading days. Upon issuance of the notes, the Company recorded debt discounts of $100,000 for the beneficial conversion features embedded in the notes. One of the noteholders converted their promissory note of $50,000 and accrued interest of $1,181 on June 26, 2020 in exchange for 556,313 restricted common shares and 556,313 five-year warrants with an exercise price of $0.312 per share. The remaining noteholders converted their promissory notes of $25,000 and accrued interest of $1,618 each on July 21, 2020. Each received in exchange for their notes 280,532 restricted common shares and 280,532 five-year warrants with an exercise price of $0.312 per share.

On April 13, 2020, the Company issued a convertible promissory note to an accredited investor in exchange for $50,000 bearing an interest rate of 12% per annum and payable in six months. After June 5, 2020, the holder may convert the unpaid principal and interest balance of the note into shares of common stock, par value $0.001 per share, at the conversion rate equal to 80% of the closing price on June 5, 2020 per share. At the time of conversion, the Company shall immediately also issue a five-year warrant to the holder to purchase the same number of shares of common stock of the Company as the holder receives in such conversion. The exercise price for such warrants shall be 3 times the conversion price. In addition, the warrants shall have an option whereby the Company can require the exercise of the warrants if the trading price is at or above the warrant price plus 150% for 20 consecutive trading days. The conversion price was determined to be $0.132. A debt discount of $50,000 was recorded on the note payable at resolution of the contingent beneficial conversion feature. The noteholder converted the promissory note of $50,000 and accrued interest of $1,615 on July 21, 2020 in exchange for 391,023 restricted common shares and 391,023 five-year warrants with an exercise price of $0.396 per share.

On May 27, 2020, the Company issued a convertible promissory note with an accredited investor in exchange for $60,000bearing an interest rate of 12% per annum and payable in six months. At the option of holder, the principal may be converted to shares of common stock at a conversion rate of $0.11 per share. At the time of conversion, the Company shall immediately also issue an equal amount of five-year warrants to purchase common stock of the Company, at an exercise price of $0.33 per share. The warrants shall have an option whereby the Company can require the exercise of the warrants if the trading price is at or above $0.825 per share for 20 consecutive trading days. Upon issuance of the note, the Company recorded a debt discount of $60,000 for the beneficial conversion features embedded in the note. The noteholder converted the promissory note on June 26, 2020 in exchange for 545,455 restricted common shares and 545,455 five-year warrants with an exercise price of $0.33 per share. Accrued interest of $552 was forgiven and reported as a gain on extinguishment of debt.

On May 29, 2020, the Company issued a convertible promissory note with an accredited investor in exchange for $50,000 bearing an interest rate of 12% per annum and payable in six months. At the option of holder, the principal may be converted to shares of common stock at a conversion rate of $0.108 per share. At the time of conversion, the Company shall immediately also issue an equal amount of five-year warrants to purchase common stock of the Company, at an exercise price of $0.324 per share. The warrants shall have an option whereby the Company can require the exercise of the warrants if the trading price is at or above $0.81 per share for 20 consecutive trading days. Upon issuance of the note, the Company recorded a debt discount of $50,000 for the beneficial conversion features embedded in the note. The noteholder converted the promissory note of $50,000 on June 26, 2020 in exchange for 462,963 restricted common shares and 462,963 five-year warrants with an exercise price of $0.324 per share. Accrued interest of $427 was forgiven and reported as a gain on extinguishment of debt.

On June 1, 2020, the Company issued two convertible promissory notes with accredited investors in exchange for $100,000 bearing an interest rate of 12% per annum and payable in six months. At the option of holder, the principal may be converted to shares of common stock at a conversion rate of $0.096 per share. At the time of conversion, the Company shall immediately also issue an equal amount of five-year warrants to purchase common stock of the Company, at an exercise price of $0.288 per share. The warrants shall have an option whereby the Company can require the exercise of the warrants if the trading price is at or above $0.72 per share for 20 consecutive trading days. Upon maturity, the Company shall have the option to convert the unpaid principal balance of the note under the same terms as above. Upon issuance of the notes, the Company recorded debt discounts of $100,000 for the beneficial conversion features embedded in the notes. The noteholders converted the promissory notes of $100,000 on December 1, 2020 in exchange for 520,834 restricted common shares and 520,834 five-year warrants with an exercise price of $0.288 per share each. Accrued interest of $5,986 was forgiven pursuant to the conversion terms of the notes.

On August 3, 2020, the Company issued an unsecured convertible promissory note to an accredited investor in exchange for $10,000 bearing an interest rate of 18% per annum and payable in six months. The Company shall pay interest on the unconverted and then outstanding principal amount of the note at a rate of 18% per annum, accrued monthly for the first four months of this note and payable thereafter until the maturity date of February 3, 2021, unless the note is converted or prepaid prior to maturity. The holder may convert the unpaid principal balance of the note into restricted common stock, par value $0.001 per share, of the Company at the conversion rate equal to the per share cash price paid for the shares by any third-party investor(s) with total proceeds to the Company of not less than $500,000 (the “conversion price”); provided, however, in no event shall the conversion price ever be less than $0.01 per share. On February 16, 2021, the $10,000 note was paid along with accrued interest in the amount of $1,007.

Interest expense for the Company’s convertible notes payable was $64,093 and $51,015 for the years ended December 31, 2020 and December 31, 2019, respectively. Accrued interest for the Company’s convertible notes payable at December 31, 2020 and December 31, 2019 was $760 and $86,520, respectively, and is included in accrued expenses on the consolidated balance sheets.